Unaudited Condensed Consolidated Statements of Changes in Equity/(Deficit) - USD ($)	Ordinary share Class A	Ordinary share Class B	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive loss	Total
Balance at Dec. 31, 2024	$ 500	$ 4,664	$ 14,003,653	$ (14,306,387)	$ (83,492)	$ (381,062)
Balance (in Shares) at Dec. 31, 2024	208,333	1,943,185
Net loss				(11,271,548)		(11,271,548)
Employee and nonemployee share-based payment		$ 1,375	6,855,110			6,856,485
Employee and nonemployee share-based payment (in Shares)		572,917
Foreign currency translation adjustments					(560,467)	(560,467)
Balance at Jun. 30, 2025	$ 500	$ 6,039	20,858,763	(25,577,935)	(643,959)	(5,356,592)
Balance (in Shares) at Jun. 30, 2025	208,333	2,516,102
Balance at Dec. 31, 2025	$ 500	$ 8,708	30,586,445	(37,065,891)	(290,566)	(6,760,804)
Balance (in Shares) at Dec. 31, 2025	208,333	3,628,186
Net loss				(12,727,298)		(12,727,298)
Employee and nonemployee share-based payment		$ 2,118	7,382,441			7,384,559
Employee and nonemployee share-based payment (in Shares)		882,339
Conversion of convertible notes		$ 308	153,794			154,102
Conversion of convertible notes (in Shares)		128,285
Foreign currency translation adjustments					105,834	105,834
Balance at Jun. 30, 2026	$ 500	$ 11,134	$ 38,122,680	$ (49,793,189)	$ (184,732)	$ (11,843,607)
Balance (in Shares) at Jun. 30, 2026	208,333	4,638,810